Borrowings	12 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
BORROWINGS

NOTE 10 – BORROWINGS

Short-term borrowings

Short-term borrowings consisted of the following as of March 31, 2024 and 2023:

	As of March 31,
	2024	2023

Short-term loans from related parties	$90,024	$94,647
Short-term loans from third-party individuals	403,030	72,806
Total short-term borrowings	$493,054	$167,453

Short-term borrowings included loans from various individuals and entities that are unsecured. As of March 31, 2024, short-term loans from related parties represent the loan of $90,024 the Company borrowed from Jun Zheng which has no fixed term and bear interest of 6%. As of March 31, 2023, respectively, short-term loans from related parties represent the loan of $94,647 which is valid from January 18, 2023 to March 17, 2024 and bear interest of 6%. Short-term loans from third-party individuals represents the loan of $403,030 and $72,806 the Company borrowed from several unaffiliated individuals as of March 31, 2024 and 2023, which are valid from March 24, 2023 to March 23, 2024 and bears interest from 6% to 18%. The portion of the interest exceeding the normal bank personal loan rate of 6% is personally borne by the Company’s CEO, Feng Zhou.

As of March 31, 2024 and 2023, the total amount of these loans was $493,054 and $167,453, respectively. The Company recorded interest expenses of $17,073 and $9,706 on these short-term loans for the years ended March 31, 2024 and 2023, respectively.

Long-term borrowings

Long-term borrowings consisted of the following as of March 31, 2024 and 2023:

	As of March 31,
	2024	2023
Car loans
Current portion	$7,479	$7,863
Non-current portion	20,181	30,495
Total car loans	$27,660	$38,358

	As of March 31,
	2024	2023
Bank loans
Current portion	$13,850	$-
Non-current portion	96,948	87,367
Total long-term bank loans	$110,798	$87,367

Long-term bank loans are loans the Company borrowed from Jiangsu Taizhou Rural Commercial Bank which are valid from November 2, 2022 to November 1, 2025 and bear interest of 6%. As of March 31, 2024 and 2023, the total amount of these loans was $110,798 and $87,367, respectively. The Company recorded interest expenses for the bank loan of $6,106 and $2,202 for the years ended March 31, 2024 and 2023, respectively.

As of March 31, 2024 and 2023, one car loan of $27,660 and $38,358, respectively, at 18% annual interest rate is valid from February 1, 2023 to January 30, 2028. The car was pledged as collateral for the loan until full settlement. The Company recorded interest expenses for the car loan of $1,356 and $1,139 for the years ended March 31, 2024 and 2023, respectively.

Future loan payments as of March 31, 2024 is as follows:

	RMB	USD

One year	3,714,000	$514,383
Two years	754,000	104,428
Three years	54,000	7,479
Four years	37,710	5,222
Total payment	4,559,710	$631,512